COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	Feb. 02, 2022 lawsuit	Dec. 31, 2021 CAD ($)	Mar. 31, 2021 CAD ($)
Legal proceedings
Commitments and Contingencies:
Legal proceedings provision		$ 12,000.0
Secured legal proceeding provisions		1,000.0
Number of lawsuits dismissed | lawsuit	5
DIP
Commitments and Contingencies:
Financial effect		51.2	$ 46.3
Letters of credit
Commitments and Contingencies:
Borrowings, letters of credit		$ 171.1	$ 99.4